Summary of Significant Accounting Policies - Schedule of Cash Flow of the VIE's (Details) - VIE’s [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash Flow of the VIE's [Line Items]
Net cash provided by (used in) operating activities	$ 1,163,125	$ (12,776,353)	$ (11,849,660)
Net cash used in investing activities	(123,961)	(42,383)	(1,426,388)
Net cash provided by (used in) financing activities	(542,349)	928,259	9,635,309
Net increase (decrease) in cash	$ 902,910	$ (12,127,610)	$ (4,848,767)